DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees	$ 12,464	$ 11,836
Accumulated amortization	(11,768)	(11,141)
Total	$ 696	$ 695